Convertible Promissory Notes (Details) $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Jan. 19, 2022 shares	Aug. 06, 2020 USD ($)	Oct. 31, 2020 USD ($) shares	Jan. 20, 2020 AUD ($)	Dec. 31, 2022 USD ($) $ / shares	Apr. 13, 2022 shares	Jan. 20, 2020 HKD ($)	Jan. 20, 2020 $ / shares
Disclosure Of Convertible Promissory Notes Abstract
Convertible notes | $					$ 5.5
Convertible promissory note percentage				10.00%	25.00%		10.00%
Convert to shares percentage					90.00%
Principle amount				$ 2.6			$ 14
Maturity year		2 years		2 years
Conversion price per share | $ / shares								$ 5
Interest accrued | $			$ 174,811
Share issued | shares			46,741
Interest accrueds | shares	664,871
Convertible note | $		$ 1,650,000
Conversion price per share | $ / shares					$ 3.25
Floor price per share | $ / shares					$ 1.5
Share issued | shares						507,692